TRADE ACCOUNTS RECEIVABLE, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts balance	$ 1,926	$ 226	$ 226
Additions charged to income	10,634	1,700	0
Deductions credited to income	(479)	0	0
Allowance for doubtful accounts balance	12,081	1,926	226
Capesize Vessels [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts balance	4,900
Discontinued Operations - VLCC [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts balance	$ 7,200